Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term debt, Principal payments
Years	Amount
December 31, 2017	$-
December 31, 2018	166,663
December 31, 2019	309,363
December 31, 2020	64,358
December 31, 2021	130,764
December 31, 2022 and thereafter	81,785
Total Long term debt	$752,933
Unamortized Deferred financing fees	9,214
Total Long term debt, net	$743,719
Current portion of long term debt	-
Long term debt, net	743,719

Interest and finance costs
	2014	2015	2016
Interest on long term debt	$15.,362	$35,969	$40,449
Less: Interest capitalized	(7,838)	(12,079)	(3,940)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income	1,055	2,416	1,252
Amortization of deferred finance charges	681	2,732	2,855
Other bank and finance charges	315	623	601
Interest and finance costs	$9,575	$29,661	$41,217